Short-Term Loans Receivable	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
SHORT-TERM LOANS RECEIVABLE
7.	SHORT-TERM LOANS RECEIVABLE

The Company provided loans to a third-party real estate developing company since July 2017.

During the year ended June 30, 2018, the Group provided loans totaling RMB110,000. These loans were repaid during the years ended June 30, 2018 and 2019 amounting to RMB60,000 and RMB50,000, respectively.

During the year ended June 30, 2020, the Group provided loans totaling RMB240,000, of which RMB190,000 has been repaid. As of June 30, 2020, short-term loans receivable consists of one loan with principle balance of RMB50,000 and interest receivable balance of RMB2,893, which is started from January 7, 2020, with annual interest of 12% and due date of December 25, 2020.

The aforementioned loans were guaranteed by the legal representative and the controlling shareholder of the real estate developing company. The interest rate ranged from 6% to 12% per annum, and the interest should be paid with the repayment of principle.

The Group also provided loans to another third-party company. During the year ended June 30, 2018, the Group provided loans totaling RMB29,000 with the interest rate of 12% per annum. This loan was repaid during the year ended June 30, 2018.

The Group recognized interest income on short-term loans receivable of approximate RMB1,393, RMB310 and RMB5,386 during the years ended June 30, 2018, 2019 and 2020, respectively.